CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
In Colombian Pesos
Cash	Ps.	4,489,637	Ps.	4,100,166
Deposits in the Colombian central bank		3,794,412		3,820,539
Demand deposits in banks and other financial entities		559,181		312,661
Clearing houses		3,428		1,733
Investments in debt securities maturing in under three months		2,449		28,603
Restricted cash (1)		254,280		366,584
	Ps.	9,103,387	Ps.	8,630,286
In foreign currency
Cash		1,955,745		1,704,861
Demand deposits in banks and other financial entities		17,342,151		11,999,859
Restricted cash (2)		—		1,832
	Ps.	19,297,896	Ps.	13,706,552
Total cash and cash equivalents	Ps.	28,401,283	Ps.	22,336,838
(1)	Grupo Aval has restricted cash related to the collection of tolls in concessions and in banking reserves.
(2)	Grupo Aval has restricted cash related to deposits in guarantee for Banco Corficolombiana Panamá S.A and Gas Comprimido del Perú S.A.

Grupo Aval´s banking subsidiaries had cash reserves to comply with the mandatory amount for time deposits, checking account and savings accounts for Ps.8,291,372 and Ps. 7,679,587 at December 31, 2018 and 2017, respectively.